UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC S&S INCOME FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/10

Item 1. Schedule of Investments

S&S Income Fund

Schedule of Investments (dollars in thousands)—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Bonds and Notes—91.7%†		Principal Amount	Value
U.S. Treasuries—14.6%
U.S. Treasury Bonds
4.38%	11/15/39	$9,595	$10,358
4.50%	08/15/39	9,518	10,483
4.63%	02/15/40	73,368	82,470
U.S. Treasury Notes
0.59%	04/30/12	101,357	102,117	(d)
2.50%	04/30/15	40,264	41,696
3.63%	02/15/20	118,219	124,905	(h)
4.50%	11/15/10	429	436
			372,465

Agency Mortgage Backed—22.8%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	780	816	(h)
5.00%	07/01/35	3,631	3,852	(h)
5.50%	05/01/20 - 04/01/39	15,848	17,100	(h)
6.00%	04/01/17 - 11/01/37	21,514	23,469	(h)
6.50%	07/01/29	71	79	(h)
7.00%	10/01/16 - 08/01/36	2,302	2,580	(h)
7.50%	09/01/12 - 09/01/33	337	375	(h)
8.00%	11/01/30	11	13	(h)
8.50%	04/01/30 - 05/01/30	35	41	(h)
9.00%	05/01/16 - 11/01/16	127	141	(h)
5.50%	TBA	18,645	20,005	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	3,025	3,197	(h)
4.50%	05/01/18 - 06/01/40	146,931	152,835	(h)
5.00%	07/01/20 - 06/01/40	85,958	91,138	(h)
5.25%	04/01/37	136	142	(i)
5.50%	01/01/14 - 04/01/38	113,379	122,236	(h)
5.64%	03/01/37	50	52	(i)
6.00%	02/01/14 - 08/01/35	29,312	32,197	(h)
6.50%	01/01/14 - 08/01/36	5,507	6,068	(h)
7.00%	08/01/13 - 02/01/34	573	633	(h)
7.50%	08/01/13 - 03/01/34	2,203	2,497	(h)
8.00%	12/01/11 - 11/01/33	1,221	1,403	(h)
8.50%	04/01/30 - 05/01/31	169	196	(h)
9.00%	01/01/14 - 12/01/22	770	852	(h)
5.00%	TBA	7,777	8,297	(c)
5.50%	TBA	10,210	11,028	(c)
6.00%	TBA	39,888	43,260	(c)
6.50%	TBA	6,768	7,412	(c)
7.00%	TBA	3,690	4,094	(c)

Government National Mortgage Assoc.
3.13%	11/20/21 - 10/20/25	$17	$17	(h,i)
3.38%	01/20/24 - 03/20/24	11	11	(h,i)
3.63%	08/20/23 - 09/20/24	15	16	(h,i)
4.38%	05/20/21 - 04/20/24	10	10	(h,i)
4.50%	08/15/33 - 09/15/34	4,275	4,488	(h)
5.00%	08/15/33	1,477	1,591	(h)
6.00%	04/15/27 - 09/15/36	3,686	4,062	(h)
6.50%	04/15/19 - 09/15/36	5,675	6,303	(h)
7.00%	03/15/12 - 10/15/36	2,590	2,862	(h)
7.50%	11/15/22 - 10/15/33	729	830	(h)
8.00%	11/15/29 - 06/15/30	11	13	(h)
8.50%	10/15/17	407	446	(h)
9.00%	11/15/16 - 12/15/21	1,179	1,317	(h)
5.50%	TBA	1,900	2,053	(c)
			580,027

Agency Collateralized Mortgage Obligations—1.6%
Collateralized Mortgage Obligation Trust (Class B)
1.61%	11/01/18	185	178	(d,f,h,m)
Fannie Mae Whole Loan
0.97%	08/25/43	13,255	410	(g,n)
Federal Home Loan Mortgage Corp.
0.12%	09/25/43	15,571	171	(g,h,i,n)
8.00%	02/01/23 - 07/01/24	139	31	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC
5.00%	10/15/14 - 02/15/38	2,284	228	(g,n)
5.00%	05/15/38	2,256	2,414
5.50%	04/15/17	529	22	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	297	13	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class OF)
7.50%	07/15/27	50	11	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2543) (Class LR)
7.50%	01/15/16	67	68	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	2,886	621	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2642) (Class AW)
4.50%	03/15/19	208	1	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	2,194	171	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	498	30	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	385	8	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%	04/15/28	705	9	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	511	16	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	1,667	142	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	1,473	83	(g,h,n)

Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	$385	$11	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
9.91%	09/15/34	1,812	1,735	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	132	143	(h)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	865	159	(g,n)
Federal Home Loan Mortgage STRIPS
5.58%	08/01/27	34	28	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	2,242	2,387
5.00%	02/25/40	2,496	337	(g,n)
Federal National Mortgage Assoc. REMIC (Class B)
1.84%	12/25/22	148	140	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	2,845	3,135
Federal National Mortgage Assoc. REMIC (Class CS)
7.35%	08/25/16	807	26	(g,h,i,n)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	1,991	2,013
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%**	05/25/22	—	5	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	669	31	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003)
7.15%	05/25/18	1,077	127	(g,h,i,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	1,153	83	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	4,113	377	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	2,607	58	(g,h,i,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	574	18	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
15.85%	03/25/31	2,520	2,711	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	1,789	1,900
Federal National Mortgage Assoc. STRIPS
5.50%	11/25/39	22,170	3,498	(g,h,n)
6.00%	01/01/35	2,588	383	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	4,220	760	(g,h,n)
5.00%	03/25/38	3,659	526	(g,n)
5.50%	12/01/33	1,057	180	(g,h,n)
7.50%	11/01/23	629	112	(g,h,n)
8.00%	08/01/23 - 07/01/24	299	66	(g,h,n)
8.50%	03/01/17 - 07/25/22	448	88	(g,h,n)
9.00%	05/25/22	148	32	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
4.41%	11/01/34	3,100	2,809	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	7,640	1,375	(g,h,n)

Federal National Mortgage Assoc. STRIPS (Series 364) (Class 13)
6.00%	09/01/35	$6,197	$880	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	6,167	1,110	(g,n)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	3,883	569	(g,n)
Government National Mortgage Assoc.
4.50%	05/20/38	3,289	456	(g,n)
5.00%	10/20/37 - 09/20/38	17,146	2,816	(g,n)
6.10%	08/20/39	26,046	3,030	(g,n)
Government National Mortgage Assoc. (Class IC)
5.90%	04/16/37	7,322	900	(g,n)
Vendee Mortgage Trust
0.39%	04/15/40	13,682	282	(g,n)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	8,192	329	(g,n)
			40,252

Asset Backed—1.8%
AmeriCredit Automobile Receivables Trust (Series 2007) (Class A4B)
1.97%	04/07/14	8,250	8,082	(d,h,i)
Bayview Financial Acquisition Trust (Class A)
1.02%	02/28/44	2,814	2,563	(h,i)
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
6.08%	01/25/34	164	125	(d,i)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	05/25/32	294	148	(h,i,m)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	2,610	2,307	(h)
Countrywide Asset-Backed Certificates
1.21%	05/25/33	20	14	(i)
Countrywide Asset-Backed Certificates (Class 2A1)
2.57%	06/25/33	20	18	(d,h,i)
Countrywide Asset-Backed Certificates (Class 2A3)
7.85%	02/25/35	2,175	2,101	(d,h,i)
Countrywide Asset-Backed Certificates (Class 4A2A)
45.19%	05/25/36	1,303	1,031	(d,i)
Countrywide Asset-Backed Certificates (Class A)
1.01%	04/25/32	86	48	(h,i)
1.09%	08/25/34	52	49	(h,i)
23.17%	08/25/32	157	92	(d,h,i)
Countrywide Asset-Backed Certificates (Class A1)
1.15%	03/25/33	436	371	(h,i)
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	2,304	2,015	(i)
First Franklin Mortgage Loan Asset Backed Certificates (Series 2005) (Class A2B)
22.54%	11/25/36	1,266	999	(d,i)
First Franklin Mortgage Loan Asset Backed Certificates (Series 2005) (Class M1)
5.75%	03/25/35	10,000	9,659	(d,h,i)
First Horizon Asset Back Trust (Class A)
40.60%	02/25/34	908	516	(d,h,i)
GSAA Trust (Class 2A2)
14.36%	01/25/36	10,000	5,283	(d,h,i,m)

GSAA Trust (Class A1)
12.74%	05/25/34	$372	$273	(d,h,i)
Indymac Residential Asset Backed Trust (Class 2A2)
62.30%	11/25/36	7,684	6,009	(d,i)
Irwin Home Equity Corp. (Class 1A1)
48.98%	02/25/36	394	184	(b,d,i)
Long Beach Mortgage Loan Trust (Class 2A3)
80.65%	05/25/36	1,967	809	(d,h,i,m)
Mid-State Trust (Class A3)
7.54%	07/01/35	687	667	(h,m)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	2,525	2,165
Residential Asset Mortgage Products Inc. (Class A2)
7.48%	06/25/32	66	52	(d,i)
Residential Asset Securities Corp. (Class A2)
48.05%	06/25/33	509	251	(d,i)
Residential Asset Securities Corp. (Series 2002) (Class A2b)
37.91%	07/25/32	261	131	(d,h,i)
Residential Asset Securities Corp. (Series 2003) (Class A2b)
66.02%	11/25/33	476	201	(d,i)
Residential Funding Mortgage Securities II Inc. (Class A12)
46.91%	02/25/34	92	44	(d,i)
SLM Student Loan Trust (Series 2004) (Class A1)
1.56%	06/15/18	110	109	(d,h,i)
Wachovia Asset Securitization Inc. (Series 2004) (Class A)
59.84%	06/25/34	540	301	(d,i,m)
			46,617

Corporate Notes—35.9%
Abu Dhabi National Energy Co.
4.75%	09/15/14	1,000	1,009	(b,h)
6.25%	09/16/19	1,200	1,223	(b,h)
AES El Salvador Trust
6.75%	02/01/16	1,100	1,028	(b)
AES Panama S.A.
6.35%	12/21/16	1,110	1,142	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	1,960	2,110	(h)
Air Jamaica Ltd.
9.38%	07/08/15	79	79
Alliance One International Inc.
10.00%	07/15/16	3,858	3,926	(b,h)
ALROSA Finance S.A.
8.88%	11/17/14	1,100	1,166	(b)
AMC Entertainment Inc.
8.75%	06/01/19	3,555	3,573	(h)
America Movil SAB de C.V.
5.00%	03/30/20	4,300	4,443	(b,h)
American Tower Corp.
4.63%	04/01/15	1,640	1,706
Amsted Industries Inc.
8.13%	03/15/18	4,612	4,600	(b,h)

Anadarko Petroleum Corp.
6.20%	03/15/40	$5,640	$4,462	(h)
Anheuser-Busch InBev Worldwide Inc.
5.00%	04/15/20	5,734	5,995	(b,h)
5.38%	11/15/14	3,587	3,922	(b,h)
ARAMARK Corp.
8.50%	02/01/15	5,904	5,963	(h)
Arizona Public Service Co.
6.25%	08/01/16	3,165	3,537	(h)
AT&T Inc.
6.40%	05/15/38	8,114	8,921	(h)
6.70%	11/15/13	3,500	4,039	(h)
Avis Budget Car Rental LLC
9.63%	03/15/18	2,216	2,238	(b,h)
Banco do Brasil Cayman
8.50%	10/29/49	4,400	4,851	(b)
Banco do Brasil S.A.
4.50%	01/22/15	1,000	1,010	(b)
Banco Mercantil del Norte S.A.
6.14%	10/13/16	534	533	(i)
Bank of America Corp.
4.50%	04/01/15	3,320	3,356	(h)
5.63%	07/01/20	2,220	2,238
5.75%	12/01/17	9,010	9,344	(h)
6.50%	08/01/16	6,770	7,327
BE Aerospace Inc.
8.50%	07/01/18	5,536	5,813	(h)
BlackRock Inc.
5.00%	12/10/19	3,568	3,792
Boise Paper Holdings LLC
8.00%	04/01/20	2,768	2,761	(b)
Bombardier Inc.
7.75%	03/15/20	5,188	5,383	(b,h)
Boston Scientific Corp.
4.50%	01/15/15	1,724	1,694
CA Inc.
5.38%	12/01/19	4,626	4,904	(h)
6.13%	12/01/14	1,251	1,384	(h)
Calpine Corp.
7.25%	10/15/17	7,395	7,099	(b,h)
Cantor Fitzgerald LP
7.88%	10/15/19	2,584	2,674	(b,h)
Cargill Inc.
5.20%	01/22/13	2,139	2,304	(b,h)
6.00%	11/27/17	1,749	2,004	(b,h)
Case New Holland Inc.
7.88%	12/01/17	1,312	1,322	(b)
CBS Corp.
5.75%	04/15/20	4,922	5,283
CCO Holdings LLC
7.88%	04/30/18	1,390	1,397	(b)
8.13%	04/30/20	1,664	1,701	(b)

Cellco Partnership
5.55%	02/01/14	$6,832	$7,660
7.38%	11/15/13	2,503	2,934
Cenovus Energy Inc.
6.75%	11/15/39	2,489	2,858	(b)
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	3,400	3,685	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	2,780	2,943	(b)
CFG Investment SAC
9.25%	12/19/13	1,300	1,339
Chesapeake Energy Corp.
7.25%	12/15/18	6,000	6,195
Cincinnati Bell Inc.
8.25%	10/15/17	4,890	4,572
8.75%	03/15/18	3,322	3,015
Citigroup Inc.
5.00%	09/15/14	3,115	3,116
5.13%	05/05/14	4,121	4,203
6.38%	08/12/14	8,733	9,276	(h)
8.50%	05/22/19	15,883	18,934	(h)
City National Capital Trust I
9.63%	02/01/40	2,594	2,730	(h)
Clarendon Alumina Production Ltd.
8.50%	11/16/21	1,325	1,338	(b,h)
Columbus International Inc.
11.50%	11/20/14	700	746	(b)
Comcast Corp.
6.40%	03/01/40	2,852	3,070	(h)
6.50%	01/15/15	2,491	2,859
Community Health Systems Inc.
8.88%	07/15/15	4,930	5,084	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	2,158	2,620
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	2,482	2,837
Corp Nacional del Cobre de Chile
5.63%	09/21/35	554	566	(b)
Corp Pesquera Inca SAC
9.00%	02/10/17	535	523	(b)
COX Communications Inc.
6.25%	06/01/18	2,270	2,531	(b)
7.13%	10/01/12	2,052	2,280	(h)
Credit Suisse
6.00%	02/15/18	4,423	4,615	(h)
Credit Suisse AG
5.40%	01/14/20	4,080	4,057
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	1,264	1,245
Crown Castle International Corp.
7.13%	11/01/19	5,600	5,474

Crown Castle Towers LLC
6.11%	01/15/40	$2,721	$2,986	(b)
CVS Caremark Corp.
3.25%	05/18/15	3,026	3,074
5.75%	06/01/17	1,067	1,187
6.13%	09/15/39	3,734	3,991	(h)
DASA Finance Corp.
8.75%	05/29/18	4,850	5,250
Denbury Resources Inc.
8.25%	02/15/20	2,762	2,886
Diamond Offshore Drilling Inc.
5.70%	10/15/39	6,186	5,571
Digicel Ltd.
8.25%	09/01/17	700	693	(b)
DirecTV Holdings LLC
4.75%	10/01/14	2,820	2,987
5.20%	03/15/20	3,322	3,462
5.88%	10/01/19	3,036	3,316
DISH DBS Corp.
7.13%	02/01/16	1,111	1,114
Dolphin Energy Ltd.
5.89%	06/15/19	2,398	2,479	(b)
Drummond Company Inc.
7.38%	02/15/16	5,368	5,046
9.00%	10/15/14	2,955	2,970	(b)
El Paso Corp.
8.05%	10/15/30	2,768	2,736
Empresa Nacional del Petroleo
6.25%	07/08/19	2,400	2,547	(b)
EnCana Corp.
6.50%	02/01/38	2,873	3,193
European Investment Bank
4.88%	01/17/17	5,000	5,577
Exelon Corp.
4.90%	06/15/15	4,078	4,355	(h)
Exelon Generation Company LLC
5.20%	10/01/19	1,849	1,967
6.25%	10/01/39	1,867	1,994
Export-Import Bank of Korea
5.88%	01/14/15	1,150	1,246
Fibria Overseas Finance Ltd.
7.50%	05/04/20	837	850	(b)
Ford Motor Credit Company LLC
7.00%	04/15/15	6,600	6,529
Forest Oil Corp.
7.25%	06/15/19	2,892	2,791
Gaz Capital SA for Gazprom
8.13%	07/31/14	700	762	(b)
9.25%	04/23/19	2,500	2,875
Genworth Financial Inc.
8.63%	12/15/16	2,594	2,766

GlaxoSmithKline Capital Inc.
4.85%	05/15/13	$2,952	$3,227
Globo Comunicacao e Participacoes S.A.
7.25%	04/26/22	1,690	1,758	(b)
Hana Bank
4.50%	10/30/15	2,400	2,395	(b)
Hartford Financial Services Group Inc.
5.50%	03/30/20	5,724	5,556
HCA Inc.
9.25%	11/15/16	8,104	8,590
Health Management Associates Inc.
6.13%	04/15/16	3,364	3,187
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	3,558	3,807
HSBC Bank USA NA
7.00%	01/15/39	3,250	3,653
HSBC Finance Corp.
5.00%	06/30/15	9,276	9,679
5.70%	06/01/11	5,342	5,521
6.75%	05/15/11	1,975	2,056	(h)
HSBC Holdings PLC
6.50%	05/02/36	625	648	(h)
6.80%	06/01/38	3,000	3,233
Hutchison Whampoa International 09 Ltd.
7.63%	04/09/19	700	834	(b)
Icahn Enterprises LP
8.00%	01/15/18	3,536	3,430	(b)
IIRSA Norte Finance Ltd.
8.75%	05/30/24	3,025	3,342	(b,h)
Illinois Power Co.
9.75%	11/15/18	3,752	4,926
Indo Integrated Energy BV
9.00%	06/01/12	2,100	2,175
Industrial Bank of Korea
7.13%	04/23/14	800	899	(b)
Ingles Markets Inc.
8.88%	05/15/17	6,262	6,372
Intelsat Subsidiary Holding Company S.A.
8.50%	01/15/13	2,792	2,813
8.88%	01/15/15	2,750	2,795
Intergas Finance BV
6.38%	05/14/17	300	300	(b)
6.88%	11/04/11	500	521
Intergen N.V.
9.00%	06/30/17	5,202	5,176	(b,h)
International Paper Co.
7.50%	08/15/21	6,546	7,665
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	1,355	1,339
JPMorgan Chase & Co.
5.13%	09/15/14	7,475	7,977

JPMorgan Chase Bank NA
5.88%	06/13/16	$2,391	$2,616	(h)
JPMorgan Chase Capital XXVII
7.00%	11/01/39	3,805	3,869
Kazakhstan Temir Zholy Finance BV
6.50%	05/11/11	1,100	1,111
KazMunaiGaz Finance Sub BV
7.00%	05/05/20	1,000	1,004	(b)
9.13%	07/02/18	500	574	(b)
11.75%	01/23/15	500	612	(b)
KeyBank NA
5.80%	07/01/14	3,856	4,117
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	1,500	1,637	(b)
Korea National Oil Corp.
5.38%	07/30/14	1,700	1,804	(b)
Kraft Foods Inc.
5.38%	02/10/20	4,639	4,971
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	13,305	14,049
4.13%	10/15/14	7,696	8,319
4.50%	07/16/18	4,964	5,395
L-3 Communications Corp.
5.88%	01/15/15	3,256	3,215
LBI Escrow Corp.
8.00%	11/01/17	2,800	2,884	(b)
Levi Strauss & Co.
7.63%	05/15/20	3,500	3,430	(b)
Lincoln National Corp.
6.25%	02/15/20	1,480	1,586
8.75%	07/01/19	3,133	3,840
Listrindo Capital BV
9.25%	01/29/15	1,800	1,905	(b)
Lloyds TSB Bank PLC
5.80%	01/13/20	6,346	5,990	(b)
Majapahit Holding BV
7.25%	10/17/11	3,700	3,885	(b)
7.75%	10/17/16 - 01/20/20	3,100	3,397	(b)
MDC-GMTN B.V.
7.63%	05/06/19	2,050	2,307	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	3,502	3,723
6.88%	04/25/18	4,332	4,621
Midamerican Energy Holdings Co.
6.13%	04/01/36	2,165	2,384	(h)
Morgan Stanley
5.50%	01/26/20	4,061	3,929
5.63%	09/23/19	4,970	4,808
6.00%	04/28/15	2,134	2,230
7.30%	05/13/19	5,657	6,084

Morgan Stanley (Series F)
6.63%	04/01/18	$3,100	$3,249
Motiva Enterprises LLC
6.85%	01/15/40	2,718	3,106	(b)
Mylan Inc.
7.88%	07/15/20	3,892	3,970	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	1,600	1,661	(l)
National Agricultural Cooperative Federation
5.00%	09/30/14	3,016	3,139	(b)
Navistar International Corp.
8.25%	11/01/21	2,500	2,537
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	700	731	(b)
New Communications Holdings Inc.
8.25%	04/15/17	3,884	3,899	(b)
Newmont Mining Corp.
6.25%	10/01/39	5,600	6,111
News America Inc.
6.65%	11/15/37	3,885	4,360
Nexen Inc.
6.20%	07/30/19	4,503	5,056
6.40%	05/15/37	6,362	6,634
Nisource Finance Corp.
6.13%	03/01/22	2,424	2,587
Noble Group Ltd.
6.75%	01/29/20	1,600	1,552	(b)
NRG Energy Inc.
7.38%	02/01/16	5,455	5,428
Omnicare Inc.
7.75%	06/01/20	2,570	2,621
1Malaysia Sukuk Global Berhad
3.93%	06/04/15	800	812	(b)
Pacific Gas & Electric Co.
5.80%	03/01/37	2,045	2,223
Pacific Rubiales Energy Corp.
8.75%	11/10/16	700	756	(b)
PacifiCorp
6.00%	01/15/39	2,000	2,297
6.25%	10/15/37	2,106	2,473
PAETEC Holding Corp.
8.88%	06/30/17	2,780	2,780	(b)
8.88%	06/30/17	3,150	3,150
Pemex Finance Ltd.
9.03%	02/15/11	1,011	1,026	(h)
Pemex Project Funding Master Trust
6.63%	06/15/38	860	877
Petrobras International Finance Co.
5.75%	01/20/20	1,620	1,631
Petroleos Mexicanos
4.88%	03/15/15	4,030	4,171	(b)
6.00%	03/05/20	1,190	1,249	(b)
8.00%	05/03/19	550	654

Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	$3,100	$2,923
Petronas Capital Ltd.
5.25%	08/12/19	2,100	2,208	(b)
7.88%	05/22/22	600	750	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	300	308	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	4,672	4,815
Plains All American Pipeline LP
4.25%	09/01/12	3,755	3,923
Plains Exploration & Production Co.
7.63%	06/01/18	4,388	4,289
Pontis Ltd.
6.25%	07/20/10	1,400	1,379	(b)
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	700	763	(b)
Principal Financial Group Inc.
8.88%	05/15/19	1,724	2,114
Prudential Financial Inc.
3.63%	09/17/12	1,244	1,281
3.88%	01/14/15	4,080	4,109
5.15%	01/15/13	2,879	3,047
7.38%	06/15/19	2,509	2,905
QVC Inc.
7.50%	10/01/19	3,626	3,563	(b)
RailAmerica Inc.
9.25%	07/01/17	2,907	3,045
Republic Services Inc.
5.25%	11/15/21	2,588	2,723	(b)
5.50%	09/15/19	1,743	1,886	(b)
Reynolds Group Issuer Inc.
7.75%	10/15/16	5,733	5,604	(b)
Roche Holdings Inc.
6.00%	03/01/19	2,262	2,635	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	8,070	7,676	(b)
RR Donnelley & Sons Co.
4.95%	04/01/14	4,152	4,231
7.63%	06/15/20	2,959	2,934
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	1,500	1,489	(b)
6.97%	09/21/16	1,000	987	(i)
Russian Railways
5.74%	04/03/17	600	590
Sabine Pass LNG LP
7.25%	11/30/13	1,825	1,642
7.50%	11/30/16	3,310	2,756
SBA Telecommunications Inc.
8.00%	08/15/16	1,072	1,110	(b)
8.25%	08/15/19	1,608	1,692	(b)
Security Benefit Life Insurance
8.75%	05/15/16	864	754	(b)

Simon Property Group LP (REIT)
5.65%	02/01/20	$4,074	$4,315
Solutia Inc.
7.88%	03/15/20	2,768	2,761
Southern Copper Corp.
5.38%	04/16/20	238	239
6.75%	04/16/40	640	633
7.50%	07/27/35	2,000	2,159
Spirit Aerosystems Inc.
7.50%	10/01/17	1,758	1,723
Star Energy Geothermal Wayang Windu Ltd.
11.50%	02/12/15	2,400	2,508	(b)
Talecris Biotherapeutics Holdings Corp.
7.75%	11/15/16	2,100	2,236	(b)
Talisman Energy Inc.
7.75%	06/01/19	1,401	1,720
Telecom Italia Capital S.A.
6.00%	09/30/34	4,000	3,427
7.18%	06/18/19	2,636	2,838
Telefonica Emisiones SAU
3.73%	04/27/15	2,875	2,867
5.13%	04/27/20	3,594	3,602
Tesoro Corp. (Series B)
6.63%	11/01/15	6,435	6,033
TGI International Ltd.
9.50%	10/03/17	500	555
The AES Corp.
8.00%	10/15/17 - 06/01/20	5,115	5,155	(h)
The Dow Chemical Co.
5.90%	02/15/15	3,504	3,829
8.55%	05/15/19	3,978	4,870
The Goldman Sachs Group Inc.
5.38%	03/15/20	20,418	20,175
The Kroger Co.
6.15%	01/15/20	4,302	4,970
The Potomac Edison Co.
5.35%	11/15/14	1,520	1,652	(h)
The Travelers Companies Inc.
5.80%	05/15/18	2,150	2,358
The Williams Companies Inc.
7.88%	09/01/21	2,878	3,298
Time Warner Cable Inc.
5.00%	02/01/20	3,128	3,199
6.75%	07/01/18	4,798	5,508
7.50%	04/01/14	3,408	3,960
Time Warner Inc.
5.88%	11/15/16	3,262	3,677
6.20%	03/15/40	2,864	3,021
TNK-BP Finance S.A.
6.13%	03/20/12	1,100	1,123
7.25%	02/02/20	630	629	(b)

TransDigm Inc.
7.75%	07/15/14	$1,667	$1,667	(b)
Union Electric Co.
6.70%	02/01/19	4,046	4,703
UPC Germany GmbH
8.13%	12/01/17	2,600	2,548	(b)
USB Capital XIII Trust
6.63%	12/15/39	4,024	4,243
Vale Overseas Ltd.
6.88%	11/10/39	568	593
Valero Energy Corp.
6.13%	02/01/20	5,456	5,607
Vedanta Resources PLC
9.50%	07/18/18	1,600	1,700	(b)
Verizon Communications Inc.
6.35%	04/01/19	3,500	4,050
6.40%	02/15/38	1,350	1,488
6.90%	04/15/38	2,140	2,501
8.75%	11/01/18	3,262	4,240
VIP Finance Ireland Limited for OJSC Vimpel Communications (Class A)
8.38%	04/30/13	1,800	1,904	(b)
Virgin Media Finance PLC
8.38%	10/15/19	2,700	2,734
9.50%	08/15/16	2,700	2,852
VTB Capital S.A.
6.47%	03/04/15	1,700	1,700	(b)
WEA Finance LLC
6.75%	09/02/19	2,496	2,774	(b)
7.50%	06/02/14	3,750	4,250	(b)
Weatherford International Ltd.
6.50%	08/01/36	2,885	2,614
Williams Partners LP
5.25%	03/15/20	2,319	2,371	(b)
6.30%	04/15/40	4,093	4,112	(b)
Windstream Corp.
7.88%	11/01/17	7,283	7,110
Woodside Finance Ltd.
4.50%	11/10/14	6,628	6,760	(b)
Woori Bank
4.50%	10/07/15	1,600	1,589	(b)
Wyeth
5.50%	03/15/13	4,274	4,727
Wynn Las Vegas LLC
7.88%	05/01/20	3,894	3,913	(b)
XL Capital Ltd.
5.25%	09/15/14	5,664	5,796
Xstrata Finance Canada Ltd.
5.80%	11/15/16	2,491	2,670	(b)
			915,058

Non-Agency Collateralized Mortgage Obligations—11.5%
Banc of America Commercial Mortgage Inc.
5.93%	02/10/51	$6,900	$7,203
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	7,185	7,384	(h)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%	04/10/49	2,000	327	(h,i,m)
Banc of America Funding Corp. (Class 2M1)
4.64%	02/20/36	422	4	(h,i,m)
Banc of America Funding Corp. (Class B1)
5.45%	03/20/36	1,728	72	(h,i,m)
Banc of America Mortgage Securities Inc. (Class B1)
5.13%	01/25/36	1,418	137	(h,i,m)
5.40%	02/25/36	1,369	233	(h,i,m)
Banc of America Mortgage Securities Inc. (Class B2)
5.13%	01/25/36	396	5	(h,i,m)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.58%	03/11/39	1,472	1,489	(h,i)
5.63%	04/12/38	1,442	1,456	(h,i)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.33%	02/11/44	3,410	3,341
5.47%	01/12/45	4,550	4,708
5.69%	06/11/50	4,920	4,980	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.62%	03/11/39	2,200	1,902	(h,i)
5.91%	06/11/40	2,420	1,531	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	2,070	1,859
5.84%	09/11/42	2,940	2,614
5.92%	06/11/50	2,225	1,922	(i)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.18%	09/11/42	700	244	(h,i,m)
Citigroup Commercial Mortgage Trust (Class AJ)
5.92%	03/15/49	2,370	1,961	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	2,640	1,734	(h)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AM)
5.65%	10/15/48	3,030	2,648
Commercial Mortgage Pass Through Certificates (Class A4)
5.96%	06/10/46	6,580	6,996	(i)
Countrywide Commercial Mortgage Trust (Class A4)
5.70%	09/12/49	4,450	4,431
Countrywide Commercial Mortgage Trust (Class AJ)
5.49%	07/12/46	2,000	1,298	(i)
Countrywide Commercial Mortgage Trust (Class AM)
5.46%	07/12/46	6,230	5,272	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.34%	10/25/35	1,618	104	(h,i,m)
Credit Suisse Mortgage Capital Certificates (Class A3)
5.47%	09/15/39	3,967	3,899	(h)

Credit Suisse Mortgage Capital Certificates (Class C)
5.73%	02/15/39	$5,500	$3,303
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.65%	02/25/36	953	70	(h,i,m)
Federal National Mortgage Assoc. REMIC
6.15%	09/25/37	17,015	1,885	(g,n)
6.20%	07/25/37	8,738	1,082	(g,n)
6.34%	10/25/35	12,884	1,668	(g,n)
Federal National Mortgage Assoc. REMIC (Series 2005) (Class SC)
6.33%	10/25/35	19,279	2,817	(g,n)
Government National Mortgage Assoc.
1.00%	04/20/40	26,799	4,191	(g,n)
6.15%	05/20/40	27,504	3,984	(g,n)
Greenwich Capital Commercial Funding Corp.
6.09%	07/10/38	14,920	15,596	(i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	5,280	5,497
Greenwich Capital Commercial Funding Corp. (Class A4)
5.74%	12/10/49	13,550	13,328	(h)
Greenwich Capital Commercial Funding Corp. (Class AM)
6.09%	07/10/38	6,724	5,787
GS Mortgage Securities Corp. II (Class A4)
5.55%	04/10/38	13,010	13,386	(h,i)
Impac CMB Trust (Class 1A1)
10.37%	10/25/34	3,555	2,953	(d,i)
18.54%	04/25/35	1,609	1,154	(d,h,i)
Impac Secured Assets CMN Owner Trust (Class A1M)
111.60%	03/25/36	2,032	117	(d,i)
Indymac INDA Mortgage Loan Trust (Class B1)
5.12%	01/25/36	948	37	(h,i,m)
Indymac INDA Mortgage Loan Trust (Class B2)
5.12%	01/25/36	347	3	(h,i,m)
Interstar Millennium Trust (Class A)
2.84%	03/14/36	372	347	(d,i)
JP Morgan Alternative Loan Trust (Class 1A2)
16.29%	10/25/36	689	677	(d,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.41%	05/15/47	5,250	2,806
6.06%	04/15/45	2,970	2,604
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	9,900	10,614	(i)
5.44%	06/12/47	6,960	6,951
5.79%	02/12/51	9,770	9,884	(i)
6.06%	04/15/45	2,010	2,142	(i)
6.07%	02/12/51	1,750	1,691
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AJ)
5.50%	06/12/47	1,200	704	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	4,780	4,074	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	1,080	258	(h,i,m)
LB-UBS Commercial Mortgage Trust
1.00%	01/15/36	21,008	936	(h,m)

LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	$2,230	$2,355
5.16%	02/15/31	2,970	3,090
5.66%	03/15/39	10,609	10,968	(i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.32%	04/15/41	1,160	751	(i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%	07/15/40	1,915	287	(h,i,m)
LB-UBS Commercial Mortgage Trust (Class X)
0.86%	03/15/32	32,282	99	(h,i,m)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	750	769	(h,m)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
0.54%	12/15/39	43,880	559	(h,i,m)
Lehman Brothers Floating Rate Commercial Mortgage Trust
8.15%	10/15/17	208	204	(b,d,h,i)
13.27%	10/15/17	4,000	3,858	(b,d,h,i)
MASTR Alternative Loans Trust (Series 2003) (Class 15X)
5.00%	08/25/18	1,262	131	(g,h,m,n)
Medallion Trust (Series 2005) (Class A)
5.23%	08/22/36	1,235	1,198	(d,i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.84%	05/12/39	3,000	1,568
Morgan Stanley Capital I
5.16%	10/12/52	3,500	3,663	(i)
5.36%	11/12/41	6,375	5,391
5.94%	10/15/42	3,254	1,921
60.00%	01/15/21	2,533	1,773	(b,d,i)
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	3,000	3,181	(h)
Morgan Stanley Capital I (Class A31)
5.44%	02/12/44	2,017	2,084	(h)
Morgan Stanley Capital I (Class A4)
5.45%	02/12/44	7,135	7,091	(i)
5.81%	12/12/49	8,880	9,195
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	4,629	2,991	(h,i)
Morgan Stanley Capital I (Class AM)
5.98%	08/12/41	2,970	2,749	(i)
6.46%	01/11/43	2,940	2,644
Morgan Stanley Capital I (Class B)
5.94%	10/15/42	2,300	1,478
Morgan Stanley Capital I (Series 2006) (Class A2)
5.28%	12/15/43	2,021	2,073	(h)
Morgan Stanley Capital I (Series 2006) (Class AM)
5.61%	03/12/44	8,000	6,960	(i)
Morgan Stanley Dean Witter Capital I (Class A3)
5.72%	12/18/32	2	2	(h,m)
MortgageIT Trust (Class A1)
14.94%	08/25/35	3,161	2,273	(d,i)

National RMBS Trust (Series 2004) (Class A1)
5.37%	03/20/34	$538	$518	(d,i)
OBP Depositor LLC Trust
4.65%	07/15/45	2,080	2,080	(b)
Opteum Mortgage Acceptance Corp. (Class A1A)
15.85%	02/25/35	836	746	(d,h,i)
Residential Accredit Loans Inc.
6.00%**	01/25/36	488	—	(h,m)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	1,125	84	(h,m)
Residential Funding Mortgage Securities I (Class M2)
5.75%	01/25/36	273	7	(h,m)
Sequoia Mortgage Trust (Series 2004) (Class A2)
13.90%	06/20/34	208	166	(d,h,i)
Structured Asset Securities Corp. (Series 1996) (Class X1)
2.11%**	02/25/28	3,631	—	(i,m)
Thornburg Mortgage Securities Trust (Class A)
1.03%	04/25/43	329	304	(i)
Wachovia Bank Commercial Mortgage Trust
6.22%	06/15/45	2,730	1,229
Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	4,840	4,838
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	3,940	2,845	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	2,960	2,551	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
6.19%	06/15/45	1,200	824	(i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
3.52%	05/25/36	2,970	3,000	(b,d)
WaMu Mortgage Pass Through Certificates (Class 2A2A1)
19.59%	01/25/45	892	675	(d,h,i)
WaMu Mortgage Pass Through Certificates (Class A1B)
15.30%	07/25/44	1,138	910	(d,i)
WaMu Mortgage Pass Through Certificates (Class A2A1)
26.52%	01/25/45	710	503	(d,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	4,402	808	(h,m)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%	01/25/36 - 03/25/36	1,141	40	(h,m)
			293,734
Sovereign Bonds—3.1%
Banco Nacional de Desenvolvimento Economico e Social
6.50%	06/10/19	800	857	(b)
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	700	721	(b)
8.25%	10/24/12	500	533
Government of Belize
6.00%	02/20/29	1,116	826	(j)
Government of Brazil
5.63%	01/07/41	2,100	2,063
8.00%	01/15/18	1,863	2,161	(h)
8.25%	01/20/34	2,767	3,652

Government of Brazilian
4.88%	01/22/21	$2,038	$2,041
Government of Colombia
6.13%	01/18/41	800	810
7.38%	03/18/19 - 09/18/37	1,700	1,994
Government of Costa Rica
10.00%	08/01/20	1,100	1,479	(b)
Government of Egypt
5.75%	04/29/20	1,700	1,715	(b)
Government of El Salvador
7.65%	06/15/35	1,130	1,198	(b)
Government of Grenada
2.50%	09/15/25	351	162	(b,j)
Government of Indonesia
10.38%	05/04/14	700	861	(b)
11.63%	03/04/19	900	1,294	(b)
Government of Lebanon
6.38%	03/09/20	1,810	1,810
Government of Lithuania
6.75%	01/15/15	1,100	1,153	(b)
7.38%	02/11/20	1,000	1,059	(b)
Government of Panama
5.20%	01/30/20	2,100	2,184
6.70%	01/26/36	1,050	1,158
Government of Peruvian
6.55%	03/14/37	3,361	3,714
7.35%	07/21/25	500	599
Government of Philippine
6.38%	10/23/34	2,000	2,002
6.50%	01/20/20	1,400	1,537
Government of Poland
6.38%	07/15/19	268	296
Government of Qatar
4.00%	01/20/15	400	411	(b)
5.25%	01/20/20	1,600	1,672	(b)
6.40%	01/20/40	1,100	1,169	(b)
Government of South Africa
5.50%	03/09/20	800	827
Government of Turkey
5.63%	03/30/21	3,200	3,168
6.75%	05/30/40	2,000	2,005
Government of Uruguay
6.88%	09/28/25	802	895
Government of Venezuela
1.31%	04/20/11	553	510	(i)
5.38%	08/07/10	3,497	3,471
10.75%	09/19/13	1,338	1,164
Korea Expressway Corp.
4.50%	03/23/15	1,800	1,842	(b)

Province of Manitoba Canada
4.90%	12/06/16	$2,120	$2,386	(h)
Province of Quebec Canada
7.50%	09/15/29	3,115	4,276
Republic of Dominican
7.50%	05/06/21	1,900	1,957	(b)
9.50%	09/27/11	1,331	1,390
Republic of Ghana
8.50%	10/04/17	800	842	(b)
Republic of Indonesia
5.88%	03/13/20	1,100	1,160	(b)
Russian Foreign Bond—Eurobond
3.63%	04/29/15	2,400	2,322	(b)
5.00%	04/29/20	2,400	2,316	(b)
7.50%	03/31/30	3,064	3,454	(j)
Socialist Republic of Vietnam
6.75%	01/29/20	700	721	(b)
United Mexican States
5.13%	01/15/20	1,778	1,849
6.05%	01/11/40	1,800	1,899
			79,585

Municipal Bonds and Notes—0.4%
American Municipal Power-Ohio Inc.
6.05%	02/15/43	1,994	1,979	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	4,297	4,161
New Jersey State Turnpike Authority
7.41%	01/01/40	2,590	3,155
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880	928
			10,223

Total Bonds and Notes			2,337,961
(Cost $2,307,619)
Preferred Stock—0.1%		Number of Shares
Diversified Financial Services—0.1%
Citigroup Capital XII		143,300	3,581	(i)
(Cost $3,583)

Other Investments—0.3%
GEI Investment Fund			7,154	(k)
(Cost $8,223)

Total Investment in Securities			2,348,696
(Cost $2,319,425)

Short-Term Investments—10.4%		Principal Amount
Time Deposit—0.6%
State Street Corp.
0.01%	07/01/10	$15,909	$15,909	(e)

U.S. Treasuries—3.6%
U.S. Treasury Bill
0.02%	07/22/10	90,000	89,995	(d)

Federal Agencies—6.2%
Federal Home Loan Bank Discount Notes
0.02%	07/09/10	49,000	48,998	(d)
Federal Home Loan Bank Discount Notes
0.03%	07/14/10	100,000	99,998	(d)
Federal National Mortgage Assoc. Discount Notes
0.05%	07/21/10	9,000	9,000	(d)
			157,996

Total Short-Term Investments			263,900
(Cost $263,900)

Total Investments			2,612,596
(Cost $2,583,325)
Liabilities in Excess of Other Assets, net—(2.5)%			(64,508)

NET ASSETS—100.0%			$2,548,088

Other Information

The Fund had the following long futures contracts open at June 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Note Futures	September 2010	1295	$283,382	$294
5 Yr. U.S. Treasury Note Futures	September 2010	1217	144,034	2,400

The Fund had the following short futures contracts open at June 30, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	September 2010	139	$(18,878)	$(959)
10 Yr. U.S. Treasury Note Futures	September 2010	3352	(410,777)	(7,752)

				$(6,017)

Notes to Schedules of Investments (dollars in thousands) June 30, 2010 (unaudited)

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to $ 279,284 or 10.96% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Securities in default

(m)	Illiquid Securities at June 30, 2010, these securities amounted to $12,602; or 0.49% of Net Assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of June 30, 2010.
*	Less than 0.1%
**	Par value is less than $1.00.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2010:

GE S&S Income Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds and Notes—U.S. Treasuries	$—	$372,465	$—	$372,465
Bonds and Notes—Agency Mortgage Backed	—	580,027	—	580,027
Bonds and Notes—Agency Collateralized Mortgage Obligations	—	32,103	8,149	40,252
Bonds and Notes—Asset Backed	—	46,469	148	46,617
Bonds and Notes—Corporate Notes	—	911,170	3,888	915,058
Bonds and Notes—Non-Agency Collateralized Mortgage Obligations	—	291,089	2,645	293,734
Bonds and Notes—Sovereign Bonds	—	79,585	—	79,585
Bonds and Notes—Municipal Notes and Bonds	—	10,223	—	10,223
Preferred Stock	3,581	—	—	3,581
Other Investments	—	7,154	—	7,154
Short-Term Investments	—	263,900	—	263,900

Total Investments in Securities	$3,581	$2,594,185	$14,830	$2,612,596

Other Financial Instruments
Futures Contracts—Unrealized Appreciation	$2,694	$—	$—	$2,694
Futures Contracts—Unrealized Depreciation	(8,711)	—	—	(8,711)

Total Other Financial Instruments	$(6,017)	$—	$—	$(6,017)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2010:

	Bonds and Notes - Agency Mortgage Backed	Bonds and Notes - Agency Collateralized Mortgage Obligations	Bonds and Notes - Asset Backed	Bonds and Notes - Corporate Notes	Bonds and Notes - Non- Agency Collateralized Mortgage Obligations	Total
Balance at 12/31/09	$72,584	$23,224	$155	$4,814	$2,715	$103,492
Accrued discounts/premiums	—	145	—	(4)	—	141
Realized gain (loss)	299	1,263	—	—	(4,149)	(2,587)
Change in unrealized gain (loss)	(212)	(2,859)	10	1	6,930	3,870
Net purchases (sales)	(62,633)	(17,774)	(17)	3,891	(2,089)	(78,622)
Net transfers in and out of Level 3	(10,038)	4,150	—	(4,814)	(762)	(11,464)

Balance at 06/30/10	$—	$8,149	$148	$3,888	$2,645	$14,830
Change in unrealized gain (loss) relating to securities still held at 06/30/10	$—	$(1,110)	$10	$1	$1,680	$581

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives June 30, 2010			Liability Derivatives June 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value		Location in the Statements of Assets and Liabilities	Fair Value

S&S Income Fund
Interest Rate Contracts	Receivables, Net Assets—	2,694	*	Liabilities, Net Assets—	(8,711	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

* Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:	/s/ JAMES W. IRELAND
James W. Ireland Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. IRELAND
James W. Ireland Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: August 19, 2010

By:	/s/ EUNICE TSANG
Eunice Tsang Treasurer, S&S Funds

Date: August 19, 2010